Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone (215) 564-8000
Fax (215) 564-8120

Mena Larmour

mlarmour@stradley.com

(215) 564-8014

1933 Act Rule 497(e)

1933 Act File No. 333-104218

1940 Act File No. 811-21328

August 13, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             SMA Relationship Trust (the “Trust”)

File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated April 30, 2014, for Series S, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 23, 2014 (Accession No. 0001609006-14-000030) pursuant to Rule 497(e) under the 1933 Act..

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Mena Larmour
Mena Larmour